Net income per common share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2023	2022
Numerator for basic net income per common share	$174,140	$353,830
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	—	(316)
Equity-settled expense	—	(5,503)
Numerator for diluted net income per common share	$174,140	$348,011
A reconciliation of the denominator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2023	2022
Denominator for basic net income per common share	67,805,220	71,422,360
Effect of dilutive stock options	6,395	10,108
Effect of dilutive TSARS	—	245,016
Denominator for diluted net income per common share	67,811,615	71,677,484

For the years ended December 31, 2023 and 2022, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2023	2022
Basic net income per common share	$2.57	$4.95
Diluted net income per common share	$2.57	$4.86